UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS CAPITAL FUND

FORM N-Q

MARCH 31, 2007

LEGG MASON PARTNERS CAPITAL FUND, INC.

Schedule of Investments (unaudited)	March 31, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 12.0%
Media - 12.0%
725,000	CBS Corp., Class B Shares	$22,177,750
400,000	Clear Channel Communications Inc.	14,016,000
250,000	R.H. Donnelley Corp. *	17,722,500
1,750,000	Time Warner Inc.	34,510,000
2,000,000	Warner Music Group Corp.	34,120,000
2,850,000	WPP Group PLC	43,197,628

	TOTAL CONSUMER DISCRETIONARY	165,743,878

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
466,286	FHC Delaware Inc. (a)(b)*	1

ENERGY - 9.3%
Energy Equipment & Services - 5.8%
873,300	BJ Services Co.	24,365,070
450,000	Cameron International Corp. *	28,255,500
2,000,000	Input/Output Inc. *	27,560,000

	Total Energy Equipment & Services	80,180,570

Oil, Gas & Consumable Fuels - 3.5%
1,125,000	Anadarko Petroleum Corp.	48,352,500

	TOTAL ENERGY	128,533,070

FINANCIALS - 29.6%
Capital Markets - 4.8%
590,000	Lehman Brothers Holdings Inc.	41,341,300
305,000	Merrill Lynch & Co. Inc.	24,909,350

	Total Capital Markets	66,250,650

Consumer Finance - 8.7%
1,200,000	American Express Co.	67,680,000
700,000	Capital One Financial Corp.	52,822,000

	Total Consumer Finance	120,502,000

Diversified Financial Services - 3.5%
1,000,000	JPMorgan Chase & Co.	48,380,000

Insurance - 10.9%
800,000	AFLAC Inc.	37,648,000
375,000	American International Group Inc.	25,207,500
350,000	Arch Capital Group Ltd. *	23,873,500
2,150,000	Marsh & McLennan Cos. Inc.	62,973,500

	Total Insurance	149,702,500

Thrifts & Mortgage Finance - 1.7%
1,700,000	Hudson City Bancorp Inc.	23,256,000

	TOTAL FINANCIALS	408,091,150

HEALTH CARE - 2.7%
Health Care Providers & Services - 2.7%
700,000	UnitedHealth Group Inc.	37,079,000

INDUSTRIALS - 15.0%
Aerospace & Defense - 5.0%
265,000	Alliant Techsystems Inc. *	23,298,800
525,000	L-3 Communications Holdings Inc.	45,921,750

	Total Aerospace & Defense	69,220,550

Construction & Engineering - 2.5%
1,100,000	Shaw Group Inc. *	34,397,000

See Notes to Schedule of Investments.

1

LEGG MASON PARTNERS CAPITAL FUND, INC.

Schedule of Investments (unaudited) (continued)	March 31, 2007

SHARES	SECURITY	VALUE
Industrial Conglomerates - 6.6%
1,300,000	General Electric Co.	$45,968,000
1,450,000	Tyco International Ltd.	45,747,500

	Total Industrial Conglomerates	91,715,500

Machinery - 0.9%
400,000	Mueller Industries Inc.	12,040,000

	TOTAL INDUSTRIALS	207,373,050

INFORMATION TECHNOLOGY - 28.3%
Communications Equipment - 14.4%
2,150,000	Cisco Systems Inc. *	54,889,500
1,500,000	Comverse Technology Inc. *	32,025,000
1,075,000	Dycom Industries Inc. *	28,014,500
1,400,000	Juniper Networks Inc. *	27,552,000
3,225,000	Motorola Inc.	56,985,750

	Total Communications Equipment	199,466,750

Computers & Peripherals - 1.5%
225,000	International Business Machines Corp.	21,208,500

Electronic Equipment & Instruments - 1.1%
1,190,002	Photon Dynamics Inc. *	15,005,925

IT Services - 3.6%
1,300,000	Accenture Ltd., Class A Shares	50,102,000

Semiconductors & Semiconductor Equipment - 3.4%
2,050,000	Agere Systems Inc. *	46,371,000

Software - 4.3%
760,000	Blackboard Inc. *	25,558,800
800,000	Check Point Software Technologies Ltd. *	17,824,000
850,000	Oracle Corp. *	15,410,500

	Total Software	58,793,300

	TOTAL INFORMATION TECHNOLOGY	390,947,475

MATERIALS - 1.1%
Metals & Mining - 1.1%
450,000	Alcoa Inc.	15,255,000

TELECOMMUNICATION SERVICES - 1.2%
Wireless Telecommunication Services - 1.2%
265,000	ALLTEL Corp.	16,430,000

	TOTAL COMMON STOCKS (Cost - $1,223,412,969)	1,369,452,624

CONTRACTS
PURCHASED OPTION - 0.0%
400,000	Clear Channel Communications, Put @ $35.00, expires 4/21/07 (Cost - $243,800)	280,000

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $1,223,656,769)	1,369,732,624

FACE AMOUNT
SHORT-TERM INVESTMENT - 0.6%
Repurchase Agreement - 0.6%
$8,783,000	Interest in $450,884,000 joint tri-party repurchase agreement dated 3/30/07 with Merrill Lynch, Pierce, Fenner & Smith Inc., 5.300% due 4/2/07; Proceeds at maturity - $8,786,879; (Fully collateralized by various U.S. government agency obligations, 4.875% to 5.625% due 1/31/09 to 6/11/21; Market value - $8,958,724) (Cost - $8,783,000)	8,783,000

	TOTAL INVESTMENTS - 99.8% (Cost - $1,232,439,769#)	1,378,515,624
	Other Assets in Excess of Liabilities - 0.2%	2,281,492

	TOTAL NET ASSETS - 100.0%	$1,380,797,116

*	Non-income producing security.

(a)	Illiquid security.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

2

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Capital Fund, Inc (the “Fund”), a Maryland Corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified open-end management investment company.

Effective as of close of business, April 13, 2007, the Fund is known as Legg Mason Partners Capital Fund, a separate non-diversified series of Legg Mason Partners Equity Trust (the “New Trust”). The New Trust, a Maryland business trust, is registered under the 1940 Act, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

3

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At March 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$179,089,191
Gross unrealized depreciation	(33,013,336)

Net unrealized appreciation	$146,075,855

At March 31, 2007, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain
Contracts to Sell:
Pound Sterling	$3,835,163	$7,549,266	4/4/07	$2,171

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	May 30, 2007

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	May 30, 2007